UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21323

 NAME OF REGISTRANT:                     Eaton Vance Limited Duration
                                         Income Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                04/30

 DATE OF REPORTING PERIOD:               07/01/2004 - 06/30/2005

ITEM 1. PROXY VOTING RECORD

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.


Eaton Vance Limited Duration Income Fund
-------------------------------------------------------------------------------------------------


 CROWN CASTLE INTERNATIONAL CORP.                                                            Agenda Number:  932318923
-------------------------------------------------------------------------------------------------
        Security:  228227104
    Meeting Type:  Annual
    Meeting Date:  26-May-2005
          Ticker:  CCI
            ISIN:
-------------------------------------------------------------------------------------------------
Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DALE N. HATFIELD                                          Mgmt          No vote
       LEE W. HOGAN                                              Mgmt          No vote
       ROBERT F. MCKENZIE                                        Mgmt          No vote
       ROBERT E. GARRISON II                                     Mgmt          No vote

02     THE RATIFICATION OF THE APPOINTMENT OF KPMG               Mgmt          No vote
       LLP AS THE COMPANY S INDEPENDENT PUBLIC ACCOUNTANTS
       FOR 2005.




-------------------------------------------------------------------------------------------------
 TRUMP CASINO                                                                                Agenda Number:  932266910
-------------------------------------------------------------------------------------------------
        Security:  89816RAE7
    Meeting Type:  Consent
    Meeting Date:  23-Mar-2005
          Ticker:
            ISIN:
-------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     PLAN OF REORGANIZATION                                    Mgmt          For                            For




-------------------------------------------------------------------------------------------------
 TRUMP HOTELS & CASINO RESORTS                                                               Agenda Number:  932266922
-------------------------------------------------------------------------------------------------
        Security:  897907AA9
    Meeting Type:  Consent
    Meeting Date:  23-Mar-2005
          Ticker:
            ISIN:
-------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     PLAN OF REORGANIZATION                                    Mgmt          For                            For





SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Limited Duration Income Fund
By (Signature)       /s/ Thomas E. Faust Jr.
Name                 Thomas E. Faust Jr.
Title                President
Date                 08/29/2005